Share-based Payment Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based Payment Expense

9.  Share-based Payment Expense

           Continuing operations

	2018 €m	2017 €m	2016 €m
Performance Share Plans and Restricted Share Plan expense	64	57	38
Share option expense	3	3	6
Total share-based payment expense	67	60	44

Share-based payment expense relates primarily to awards granted under the 2014 Performance Share Plan and the Group’s Savings-related Share Option Schemes. The expense, which also includes charges in relation to the 2013 Restricted Share Plan, is reflected in operating costs in the Consolidated Income Statement.

2014 Performance Share Plan

The structure of the 2014 Performance Share Plan is set out in the Directors’ Remuneration Report on page 84. An expense of €63 million was recognised in 2018 (2017: €56 million; 2016: €37 million).

Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2018
Granted in 2018	€28.32	3 years	3,863,433	3,775,573
Granted in 2017	€33.21	3 years	3,342,900	2,927,331
Granted in 2016	€24.87	3 years	3,879,901	3,201,098

(i)

Numbers represent the initial awards including those granted to employees of Allied Building Products in 2017 and 2016. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

50% of each award made is subject to a TSR measure, with 25% being measured against a tailored sector peer group and 25% against the FTSE All-World Construction & Materials Index. The other 50% of each award made is subject to a cumulative cash flow metric. Further details are set out on page 84 in the Directors’ Remuneration Report.

The fair values assigned to the portion of awards which are subject to TSR performance against peers and the index were €13.52 and €13.18 respectively (2017: €17.43 and €14.99 respectively; 2016: €11.94 and €10.52 respectively). The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2018	2017	2016
Risk-free interest rate (%)	(0.43)	(0.40)	(0.53)
Expected volatility (%)	27.4	30.1	21.7

The expected volatility was determined using a historical sample of daily CRH share prices.

The fair value of (i) the portion of awards subject to cash flow performance and (ii) the awards with no performance conditions (which are subject to a one or three-year service period) was €28.32 (2017: €33.21; 2016: €24.87). The fair value was calculated using the closing CRH share price at the date the award was granted.

Share Option Schemes

The 2010 Share Option Scheme was replaced in 2014 by the 2014 Performance Share Plan, and accordingly no options have been granted since 2013.

Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2018		2017		2016
Outstanding at beginning of year	€17.96	1,441,779	€21.51	2,997,495	€21.14	8,620,690
Exercised (i)	€19.82	(634,994)	€24.85	(1,462,863)	€22.04	(2,102,332)
Lapsed	€17.36	(6,015)	€24.14	(92,853)	€20.27	(3,520,863)
Outstanding at end of year (ii)	€16.48	800,770	€17.96	1,441,779	€21.51	2,997,495
Exercisable at end of year	€16.48	800,770	€17.96	1,441,779	€21.51	2,997,495

(i)	The weighted average share price at the date of exercise of these options was €27.90 (2017: €32.24; 2016: €29.70).

(ii)	All options granted have a life of ten years.

	2018	2017	2016
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2.57	2.53	2.46

euro-denominated options outstanding at end of year (number)	796,850	1,436,115	2,991,831
Range of exercise prices (€)	16.19-17.30	16.19-21.52	16.19-29.86

Pound Sterling-denominated options outstanding at end of year (number)	3,920	5,664	5,664
Range of exercise prices (Stg£)	15.30	15.30-17.19	15.30-17.19

2010 Savings-related Share Option Schemes

The Group operates Savings-related Share Option Schemes. Participants may save up to €500/Stg£500 per month from their net salaries for a fixed term of three or five years and at the end of the savings period they have the option to buy CRH shares at a discount of up to 15% of the market price on the date of invitation of each savings contract.

Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
		2018		2017		2016
Outstanding at beginning of year	€21.50/Stg£18.05	1,556,299	€18.63/Stg£15.92	1,402,174	€16.96/Stg£14.27	593,177
Exercised (i)	€19.00/Stg£15.26	(161,950)	€15.73/Stg£14.27	(126,472)	€13.66/Stg£11.95	(121,242)
Lapsed	€24.62/Stg£20.75	(209,264)	€21.42/Stg£18.22	(123,455)	€17.55/Stg£15.68	(81,628)
Granted (ii)	€23.39/Stg£20.83	501,091	€27.86/Stg£24.51	404,052	€20.83/Stg£16.16	1,011,867
Outstanding at end of year	€22.15/Stg£18.74	1,686,176	€21.50/Stg£18.05	1,556,299	€18.63/Stg£15.92	1,402,174
Exercisable at end of year	€18.75/Stg£15.54	14,059	€15.89/n/a	15,890	€13.45/Stg£12.22	23,897

(i)	The weighted average share price at the date of exercise of these options was €29.54 (2017: €31.14; 2016: €27.90).

(ii)

Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 501,091 of CRH plc’s Ordinary Shares in April 2018 (2017: 404,052 share options in March 2017; 2016: 1,011,867 share options in March 2016). This figure comprises options over 379,253 (2017: 304,492; 2016: 692,334) shares and 121,838 (2017: 99,560; 2016: 319,533) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

	2018	2017	2016
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.50	1.90	2.41

euro-denominated options outstanding at end of year (number)	304,713	304,963	320,362
Range of exercise prices (€)	14.15-27.86	13.64-27.86	12.82-21.12

Pound Sterling-denominated options outstanding at end of year (number)	1,381,463	1,251,336	1,081,812
Range of exercise prices (Stg£)	14.94-24.51	12.22-24.51	11.55-16.16

The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3-year	5-year
Granted in 2018	€5.38	€5.88
Granted in 2017	€5.97	€6.49
Granted in 2016	€5.01	€5.57

The fair value of these options were determined using the following assumptions:

	2018		2017		2016
	3-year	5-year	3-year	5-year	3-year	5-year
Weighted average exercise price (€)	23.39	23.39	27.86	27.86	20.83	20.83
Risk free interest rate (%)	(0.44)	(0.06)	(0.72)	(0.45)	(0.48)	(0.33)
Expected dividend payments over the expected life (€)	2.21	3.83	2.07	3.55	1.95	3.32
Expected volatility (%)	20.0	20.5	20.9	20.6	21.8	22.9
Expected life in years	3	5	3	5	3	5

The expected volatility was determined using a historical sample of 37 month-end CRH share prices in respect of the three-year savings-related share options and 61 month-end share prices in respect of the five-year savings-related share options. The expected lives of the options are based on historical data and are therefore not necessarily indicative of exercise patterns that may materialise.

Other than the assumptions listed above, no other features of options grants were factored into the determination of fair value.

The terms of the options issued under the Savings-related Share Option Schemes do not contain any market conditions within the meaning of IFRS 2 Share-based Payment.